Schedule of investments
Macquarie Opportunity Fund	December 31, 2024 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 99.01%
Basic Industry — 8.06%
Berry Global Group	70,991	$ 4,590,988
Celanese	39,990	2,767,708
Crown Holdings	63,290	5,233,450
Graphic Packaging Holding	144,940	3,936,571
Huntsman	156,710	2,825,481
Knife River †	38,635	3,926,861
Louisiana-Pacific	66,550	6,891,253
Olin	66,380	2,243,644
Reliance	19,070	5,134,788
Vulcan Materials	29,060	7,475,104
		45,025,848
Consumer Discretionary — 10.77%
Aptiv †	32,050	1,938,384
AutoZone †	1,832	5,866,064
Darden Restaurants	28,670	5,352,402
Dick's Sporting Goods	18,300	4,187,772
DR Horton	44,470	6,217,795
Electronic Arts	47,220	6,908,286
Interpublic Group	134,050	3,756,081
Marriott International Class A	31,420	8,764,295
PulteGroup	37,900	4,127,310
Ross Stores	46,940	7,100,614
Royal Caribbean Cruises	25,600	5,905,664
		60,124,667
Consumer Staples — 3.67%
Conagra Brands	138,440	3,841,710
Constellation Brands Class A	15,050	3,326,050
Hershey	20,850	3,530,947
Tyson Foods Class A	51,720	2,970,797
US Foods Holding †	101,050	6,816,833
		20,486,337
Energy — 5.66%
APA	139,230	3,214,821
Cheniere Energy	38,550	8,283,238
Coterra Energy	243,700	6,224,098
Devon Energy	92,970	3,042,908
Targa Resources	41,600	7,425,600
Valero Energy	27,600	3,383,484
		31,574,149
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Schedule of investments
Macquarie Opportunity Fund   (Unaudited)
	Number of shares	Value (US $)
Common Stocks (continued)
Financial Services — 20.10%
Affiliated Managers Group	29,120	$ 5,384,870
Allstate	32,030	6,175,064
Ally Financial	198,810	7,159,148
Assurant	33,070	7,051,185
East West Bancorp	106,390	10,187,907
Fiserv †	23,530	4,833,533
Global Payments	31,900	3,574,714
Hartford Financial Services Group	93,510	10,229,994
KeyCorp	335,050	5,742,757
Raymond James Financial	62,870	9,765,597
Reinsurance Group of America	38,370	8,196,983
State Street	62,040	6,089,226
Synchrony Financial	101,370	6,589,050
Synovus Financial	127,240	6,518,505
Webster Financial	145,350	8,026,227
Willis Towers Watson	21,450	6,718,998
		112,243,758
Healthcare — 6.46%
Agilent Technologies	33,240	4,465,462
Avantor †	221,850	4,674,379
Cencora	25,670	5,767,535
Quest Diagnostics	40,730	6,144,528
STERIS	24,860	5,110,222
Teleflex	27,840	4,954,963
Zimmer Biomet Holdings	46,930	4,957,216
		36,074,305
Industrials — 18.60%
AECOM	73,530	7,854,475
AMETEK	46,860	8,446,984
CACI International Class A †	17,575	7,101,355
Curtiss-Wright	22,650	8,037,805
Everus Construction Group †	47,910	3,150,083
ITT	59,280	8,469,926
Johnson Controls International	63,708	5,028,472
KBR	125,760	7,285,277
L3Harris Technologies	23,750	4,994,150
NEXTracker Class A †	84,628	3,091,461
Oshkosh	53,190	5,056,773
Parker-Hannifin	13,400	8,522,802
Quanta Services	24,630	7,784,311
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(Unaudited)
	Number of shares	Value (US $)
Common Stocks (continued)
Industrials (continued)
Regal Rexnord	47,750	$ 7,407,458
United Rentals	7,305	5,145,934
WESCO International	35,952	6,505,874
		103,883,140
Real Estate Investment Trusts — 6.98%
American Homes 4 Rent Class A	162,760	6,090,479
Extra Space Storage	26,987	4,037,255
First Industrial Realty Trust	131,050	6,569,536
Host Hotels & Resorts	374,520	6,561,590
Kimco Realty	221,320	5,185,528
Realty Income	97,070	5,184,509
VICI Properties	183,737	5,366,958
		38,995,855
Technology — 8.73%
Akamai Technologies †	55,060	5,266,489
Ciena †	53,920	4,572,955
Flex †	199,740	7,668,019
Keysight Technologies †	36,675	5,891,105
ON Semiconductor †	80,710	5,088,766
TD SYNNEX	48,350	5,670,488
Teradyne	50,470	6,355,182
Twilio Class A †	76,300	8,246,504
		48,759,508
Transportation — 1.97%
Delta Air Lines	114,050	6,900,025
JB Hunt Transport Services	23,930	4,083,894
		10,983,919
Utilities — 8.01%
CMS Energy	105,740	7,047,571
Edison International	80,820	6,452,669
NRG Energy	75,810	6,839,578
OGE Energy	107,550	4,436,438
Public Service Enterprise Group	81,610	6,895,229
WEC Energy Group	61,570	5,790,043
Xcel Energy	107,720	7,273,254
		44,734,782
Total Common Stocks (cost $372,904,557)		552,886,268

NQ- Q5V [1224] 0225 (4220418)    3

Schedule of investments
Macquarie Opportunity Fund   (Unaudited)
	Number of shares	Value (US $)

Short-Term Investments — 1.06%
Money Market Mutual Funds — 1.06%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.37%)	1,476,417	$ 1,476,417
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.38%)	1,476,425	1,476,425
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.46%)	1,476,425	1,476,425
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.43%)	1,476,424	1,476,424
Total Short-Term Investments (cost $5,905,691)		5,905,691
Total Value of Securities—100.07% (cost $378,810,248)		558,791,959

Liabilities Net of Receivables and Other Assets—(0.07%)		(405,563)
Net Assets Applicable to 17,209,413 Shares Outstanding—100.00%		$558,386,396
†	Non-income producing security.
4    NQ- Q5V [1224] 0225 (4220418)